ACCOUNTS RECEIVABLE (Details) (USD $)	6 Months Ended		12 Months Ended		102 Months Ended	108 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
ACCOUNTS RECEIVABLE (Details) [Line Items]
Accounts receivable, expected to be collected				$ 93,000
Sale Agreement, Payment Terms				$10,000 USD within ten (10) days of execution of the Agreement, $33,000 USD within three (3) months of the date of the Agreement, and $50,000 USD on or before June 25, 2011
Proceeds from Sale of Intangible Assets				63,000
Accounts Receivable, Net, Current	0		0	982	0	0
Provision for Doubtful Accounts	0	0	0	29,018	48,167	48,167
Increase (Decrease) in Accounts Receivable	0	(982)	(982)	30,000	29,018	29,018
Receivable Agreement [Member]
ACCOUNTS RECEIVABLE (Details) [Line Items]
Notes, Loans and Financing Receivable, Net, Noncurrent				30,000
Provision for Doubtful Accounts			30,000
Increase (Decrease) in Accounts Receivable			$ 982